SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs were related to the warrant liabilities		$ 1,442,918		$ 1,442,918
Transaction costs incurred in connection with IPO	$ 0		$ 86,544	$ 86,544
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive		9,870,000		9,870,000
Cash, FDIC Insured Amount		$ 250,000		$ 250,000
Cash		$ 9,607		$ 724,410